Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	Jun. 30, 2021
Contract Liabilities [Abstract]
Total contract liabilities	$ 1,672,051	$ 742,247	$ 1,125,848
Recognized revenue amount	$ 1,125,848